Financial Risk Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
iii. Financial risk management

The multinational nature of Tenaris’s operations and customer base exposes the Company to a variety of risks, mainly related to market risks (including the effects of changes in foreign currency exchange rates and interest rates), credit risk and capital market risk. In order to manage the volatility related to these exposures, management evaluates exposures on a consolidated basis, taking advantage of exposure netting. The Company or its subsidiaries may
then enter into various derivative transactions in order to prevent potential adverse impacts on Tenaris’s financial performance. Such derivative transactions are executed in accordance with internal policies and hedging practices.

A. Financial Risk Factors

(i)	Capital Risk Management

Tenaris seeks to maintain a low debt to total equity ratio considering the industry and the markets where it operates. The year-end ratio of debt to total equity (where “debt” comprises financial borrowings and “total equity” is the sum of financial borrowings and equity) is
0.08
as of
December 31, 2017
and
0.07
as of
December 31, 2016.
The Company does
not
have to comply with regulatory capital adequacy requirements.

(ii)	Foreign exchange risk

Tenaris manufactures and sells its products in a number of countries throughout the world and consequently is exposed to foreign exchange rate risk. Since the Company’s functional currency is the U.S. dollar the purpose of Tenaris’s foreign currency hedging program is mainly to reduce the risk caused by changes in the exchange rates of other currencies against the U.S. dollar.

Tenaris’s exposure to currency fluctuations is reviewed on a periodic consolidated basis. A number of derivative transactions are performed in order to achieve an efficient coverage in the absence of operative or natural hedges. Almost all of these transactions are forward exchange rates contracts (see Note
24
Derivative financial instruments).

Tenaris does
not
 enter into derivative financial instruments for trading or other speculative purposes, other than non-material investments in structured products.

In the case of subsidiaries with functional currencies other than the U.S. dollar, the results of hedging activities, reported in accordance with IFRS, may
not
reflect entirely the management’s assessment of its foreign exchange risk hedging program. Intercompany balances between Tenaris’s subsidiaries may
generate financial gains (losses) to the extent that functional currencies differ.

The value of Tenaris’s financial assets and liabilities is subject to changes arising from the variation of foreign currency exchange rates. The following table provides a breakdown of Tenaris’s main financial assets and liabilities (including foreign exchange derivative contracts) which impact the Company’s profit and loss as of
December 31, 2017
and
2016:

All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2017	2016
Argentine Peso / U.S. Dollar	(64,482)	(60,204)
Euro / U.S. Dollar	(365,926)	(406,814)
U.S. Dollar / Brazilian Real	(183)	125,880

The main relevant exposures correspond to:

▪	Argentine Peso / U.S. dollar

As of
December 31, 2017
and
2016
consisting primarily of Argentine Peso-denominated financial, trade, social and fiscal payables at certain Argentine subsidiaries whose functional currency is the U.S. dollar. A change of
1%
in the ARS/USD exchange rate would have generated a pre-tax gain / loss of
$
0.6
million as of
December 31, 2017
and
2016.

▪	Euro / U.S. dollar

As of
December 31, 2017
and
2016,
consisting primarily of Euro-denominated intercompany liabilities at certain subsidiaries whose
functional currency is the U.S. dollar. A change of
1%
in the EUR/USD exchange rate would have generated a pre-tax gain / loss of
$3.7
million and
$4.1
million as of
December 31, 2017
and
2016,
respectively, which would have been to a large extent offset by changes in currency translation adjustment included in Tenaris’s net equity position.

▪	U.S. dollar / Brazilian Real

As of
December 31, 2016
consisting primarily of Cash and cash equivalent and Other investments denominated in U.S. dollar at subsidiaries whose
functional currency is the Brazilian real. A change of
1%
in the BRL/USD exchange rate would generate a pre-tax gain / loss of
$1.3
million in
December 31, 2016 (
including a gain / loss of
$0.5
million in
2016
due to foreign exchange derivative contracts entered to preserve the U.S. dollar value of trade receivables and cash denominated in Brazilian Real), which would have been to a large extent offset by changes in currency translation adjustment included in Tenaris’s net equity position.

Considering the balances held as of
December 31, 2017
on financial assets and liabilities exposed to foreign exchange rate fluctuations, Tenaris estimates that the impact of a simultaneous
1%
appreciation / depreciation movement in the levels of foreign currencies exchange rates relative to the U.S. dollar, would be a pre-tax gain / loss of
$5.3
million (including a loss / gain of
$6.7
million due to foreign exchange derivative contracts), which would be partially offset by changes to Tenaris’s net equity position of
$3.4
million. For balances held as of
December 31, 2016,
a simultaneous
1%
favorable / unfavorable movement in the foreign currencies exchange rates relative to the U.S. dollar, would have generated a pre-tax gain / loss of
$6.6
million (including a loss / gain of
$4.0
million due to foreign exchange derivative contracts), which would have been partially offset by changes to Tenaris’s net equity position of
$4.2
million.

(iii)       Interest rate risk

Tenaris is subject to interest rate risk on its investment portfolio and its debt. The Company uses a mix of variable and fixed rate debt in combination with its investment portfolio strategy. From time to time, the Company may
choose to enter into
foreign exchange derivative contracts and / or
interest rate swaps to mitigate the exposure to changes in the interest rates.

The following table summarizes the proportions of variable-rate and fixed-rate debt as of each year end.

	As of December 31,
	2017		2016
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	946,215	98%	820,600	98%
Variable rate	19,644	2%	19,636	2%
Total	965,859		840,236

(*)
Out of the
$946
Million fixed rate borrowings
$913
Million are short-term.

The Company estimates that, if market interest rates applicable to Tenaris’s borrowings had been
100
basis points higher, then the additional pre-tax loss would have been
$8.0
million in
2017
and
$8.8
million in
2016.

(iv)	Credit risk

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions. The Company also actively monitors the creditworthiness of its treasury, derivative and insurance counterparties in order to minimize its credit risk.

There is
no
significant concentration of credit risk from customers.
No
single customer comprised more than
10%
of Tenaris’s net sales in
2017,
2016
and
2015.

Tenaris’s credit policies related to sales of products and services are designed to identify customers with acceptable credit history and to allow Tenaris to require the use of credit insurance, letters of credit and other instruments designed to minimize credit risks whenever deemed necessary. Tenaris maintains allowances for impairment for potential credit losses
(See Section II J).

As of
December 31, 2017
and
2016
trade receivables amount to
$1,214.1
million and
$954.7
million respectively. Trade receivables have guarantees under credit insurance of
$190.7
million and
$222.1
million, letter of credit and other bank guarantees of
$42.2
million and
$117.8
million, and other guarantees of
$14.1
million and
$15.6
million as of
December 31, 2017
and
2016
respectively.

As of
December 31, 2017
and
2016
past due trade receivables amounted to
$230.9
million and
$249.0
million, respectively. Out of those amounts
$27.3
million and
$83.1
million are guaranteed trade receivables while
$78.4
million and
$85.7
million are included in the allowance for doubtful accounts. Both the allowance for doubtful accounts and the existing guarantees are sufficient to cover doubtful trade receivables.

(v)	Counterparty risk

Tenaris has investment guidelines with specific parameters to limit issuer risk on marketable securities. Counterparties for derivatives and cash transactions are limited to high credit quality financial institutions, normally investment grade.

Approximately
71%
of Tenaris’s liquid financial assets correspond to Investment Grade-rated instruments as of
December 31, 2017,
in comparison with approximately
82%
as of
December 31, 2016.

(vi)	Liquidity risk

Tenaris financing strategy aims to maintain adequate financial resources and access to additional liquidity. During
2017,
Tenaris has counted on cash flows from operations as well as additional bank financing to fund its transactions.

Management maintains sufficient cash and marketable securities to finance normal operations and believes that Tenaris also has appropriate access to market for short-term working capital needs.

Liquid financial assets as a whole (comprising cash and cash equivalents and other investments) were
11%
of total assets at the end of
2017
compared to
16%
at the end of
2016.

Tenaris has a conservative approach to the management of its liquidity, which consists of i) cash and cash equivalents (cash in banks, liquidity funds and investments with a maturity of less than three
months at the date of purchase), and ii) Other Investments (fixed income securities, time deposits, and fund investments).

Tenaris holds primarily investments in money market funds and variable or fixed-rate securities from investment grade issuers. As of
December 31, 2017
and
2016,
Tenaris does
not
have direct exposure to financial instruments issued by European sovereign counterparties.

Tenaris holds its investments primarily in U.S. dollars. As of
December 31, 2017
and
2016,
U.S. dollar denominated liquid assets represented approximately
93%
and
95%
of total liquid financial assets respectively.

(vii)	Commodity price risk

In the ordinary course of its operations, Tenaris purchases commodities and raw materials that are subject to price volatility caused by supply conditions, political and economic variables and other factors. As a consequence, Tenaris is exposed to risk resulting from fluctuations in the prices of these commodities and raw materials. Tenaris fixes the prices of such raw materials and commodities for short-term periods, typically not
in excess of
one
year, in general Tenaris does
not
hedge this risk.

B. Category of Financial Instruments and Classification Within the Fair Value Hierarchy

Accounting policies for financial instruments have been applied to classify as either: loans and receivables, held-to-maturity, available-for-sale, or fair value through profit and loss. For financial instruments that are measured in the statement of financial position at fair value, IFRS
13
requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level
1
- Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level
2
- Inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level
3
- Inputs for the asset or liability that are
not
based on observable market data (that is, unobservable inputs).

The following tables present the financial instruments by category and levels as of
December 31, 2017
and
2016.

		Measurement Categories				At Fair Value
December 31, 2017	Carrying Amount	Loans & Receivables	Held to Maturity	Available for sale	Fair value through profit and loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	330,221	150,948	-	-	179,273	179,273	-	-
Cash at banks	150,948	150,948	-	-	-	-	-	-
Liquidity funds	66,033	-	-	-	66,033	66,033	-	-
Short – term investments	113,240	-	-	-	113,240	113,240	-	-
Other investments	1,192,306	-	220,838	-	971,468	459,476	511,992	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	437,406	-	-	-	437,406	9,943	427,463	-
Certificates of deposits	297,788	-	-	-	297,788	-	297,788	-
Commercial papers	9,943	-	-	-	9,943	9,943	-	-
Other notes	129,675	-	-	-	129,675	-	129,675	-
Bonds and other fixed income	754,800	-	220,838	-	533,962	449,533	84,429	-
U.S. government securities	130,477	-	-	-	130,477	130,477	-	-
Non - U.S. government securities	161,063	-	36,283	-	124,780	124,780	-	-
Corporates securities	378,831	-	184,555	-	194,276	194,276	-	-
Structured notes	68,044	-	-	-	68,044	-	68,044	-
Mortgage and asset-backed securities	16,385	-	-	-	16,385	-	16,385	-
Others	100	-	-	-	100	-	100	-
Other Investments Non- current	128,335	-	123,498	-	4,837	-	-	4,837
Bonds and other fixed income	123,498	-	123,498	-	-	-	-	-
Other investments	4,837	-	-	-	4,837	-	-	4,837
Trade receivables	1,214,060	1,214,060	-	-	-	-	-	-
Receivables C and NC	327,258	176,716	-	-	8,230	-	8,230	-
Foreign exchange derivatives contracts	8,230	-	-	-	8,230	-	8,230	-
Other receivables	176,716	176,716	-	-	-	-	-	-
Other receivables (non-financial)	142,314	-	-	-	-	-	-	-
Available for sale assets (*)	21,572	-	-	21,572	-	-	-	21,572
Total		1,541,724	344,336	21,572	1,163,808	638,749	520,222	26,409
Liabilities
Borrowings C and NC	965,859	965,859	-	-	-	-	-	-
Trade payables	750,739	750,739	-	-	-	-	-	-
Other liabilities	197,504	-	-	-	39,799	-	39,799	-
Foreign exchange derivatives contracts	39,799	-	-	-	39,799	-	39,799	-
Other liabilities (non-financial)	157,705	-	-	-	-	-	-	-
Total		1,716,598	-	-	39,799	-	39,799	-

		Measurement Categories				At Fair Value
December 31, 2016	Carrying Amount	Loans & Receivables	Held to Maturity	Available for sale	Fair value through profit and loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	399,737	92,730	-	-	307,007	307,007	-	-
Cash at banks	92,730	92,730	-	-	-	-	-	-
Liquidity funds	215,807	-	-	-	215,807	215,807	-	-
Short – term investments	91,200	-	-	-	91,200	91,200	-	-
Other investments Current	1,633,142	-	246,031	-	1,387,111	607,866	779,245	-
Fixed income (time-deposit, zero cupon bonds, commercial papers)	782,029	-	-	-	782,029	76,260	705,769	-
Non - U.S. sovereign bills	41,370	-	-	-	41,370	41,370	-	-
Certificates of deposits	525,068	-	-	-	525,068	-	525,068	-
Commercial papers	34,890	-	-	-	34,890	34,890	-	-
Other notes	180,701	-	-	-	180,701	-	180,701	-
Bonds and other fixed income	841,638	-	246,031	-	595,607	522,131	73,476	-
U.S. government securities	216,732	-	-	-	216,732	216,732	-	-
Non - U.S. government securities	88,805	-	32,644	-	56,161	56,161	-	-
Corporates securities	462,625	-	213,387	-	249,238	249,238	-	-
Mortgage and asset-backed securities	73,476	-	-	-	73,476	-	73,476	-
Fund investments	9,475	-	-	-	9,475	9,475	-	-
Other Investments Non- current	249,719	-	248,049	-	1,670	-	-	1,670
Bonds and other fixed income	248,049	-	248,049	-	-	-	-	-
Other investments	1,670	-	-	-	1,670	-	-	1,670
Trade receivables	954,685	954,685	-	-	-	-	-	-
Receivables C and NC	321,718	176,990	-	-	2,759	-	2,759	-
Foreign exchange derivatives contracts	2,759	-	-	-	2,759	-	2,759	-
Other receivables	176,990	176,990	-	-	-	-	-	-
Other receivables (non-financial)	141,969	-	-	-	-	-	-	-
Available for sale assets (*)	21,572	-	-	21,572	-	-	-	21,572
Total		1,224,405	494,080	21,572	1,698,547	914,873	782,004	23,242
Liabilities
Borrowings C and NC	840,236	840,236	-	-	-	-	-	-
Trade payables	556,834	556,834	-	-	-	-	-	-
Other liabilities	183,887	-	-	-	42,635	-	42,635	-
Foreign exchange derivatives contracts	42,635	-	-	-	42,635	-	42,635	-
Other liabilities (non-financial)	141,252	-	-	-	-	-	-	-
Total		1,397,070	-	-	42,635	-	42,635	-

(*) For further detail regarding Available for sale assets, see Note
31.

There were
no
transfers between Levels during the year

The fair value of financial instruments traded in active markets is based on quoted market prices at the reporting date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by Tenaris is the current bid price. These instruments are included in Level
1
and comprise primarily corporate and sovereign debt securities.

The fair value of financial instruments that are
not
traded in an active market (such as certain debt securities, certificates of deposits with original maturity of more than three
months, forward and interest rate derivative instruments) is determined by using valuation techniques which maximize the use of observable market data when available and rely as little as possible on entity specific estimates. If all significant inputs required to value an instrument are observable, the instrument is included in Level
2.
Tenaris values its assets and liabilities included in this level using bid prices, interest rate curves, broker quotations, current exchange rates, forward rates and implied volatilities obtained from market contributors as of the valuation date.

If
one
or more of the significant inputs are
not
based on observable market data, the instruments are included in Level
3.
Tenaris values its assets and liabilities in this level using observable market inputs and management assumptions which reflect the Company’s best estimate on how market participants would price the asset or liability at measurement date. Main balances included in this level correspond to Available for sale assets related to Tenaris’s interest in Venezuelan companies under process of nationalization (see Note
31
).

The following table presents the changes in Level
3
assets and liabilities:

	Year ended December 31,
	2017	2016
	Assets / Liabilities
At the beginning of the year	23,242	23,234
Acquisition	3,681	-
Decrease due to write down	(564)	-
Currency translation adjustment and others	50	8
At the end of the year	26,409	23,242

C. Fair value estimation

Financial assets or liabilities classified at fair value through profit or loss are measured under the framework established by the IASB accounting guidance for fair value measurements and disclosures.

The fair values of quoted investments are generally based on current bid prices. If the market for a financial asset is not
active or
no
market is available, fair values are established using standard valuation techniques.

Some of Tenaris’s investments are designated as held to maturity and measured at amortized cost. Tenaris estimates that the fair value of these financial assets is
100.9%
and
100.8%
of its carrying amount including interests accrued as of
December 31, 2017
and
2016
respectively.

The fair value of all outstanding derivatives is determined using specific pricing models that include inputs that are observable in the market or can be derived from or corroborated by observable data. The fair value of forward foreign exchange contracts is calculated as the net present value of the estimated future cash flows in each currency, based on observable yield curves, converted into U.S. dollars at the spot rate of the valuation date.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost. Tenaris estimates that the fair value of its main financial liabilities is approximately
99.4%
of its carrying amount including interests accrued in
2017
as compared with
99.7%
in
2016.
Fair values were calculated using standard valuation techniques for floating rate instruments and comparable market rates for discounting flows.

D. Accounting for derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized in the statement of financial position at fair value through profit and loss on each date a derivative contract is entered into and are subsequently remeasured at fair value. Specific tools are used for calculation of each instrument’s fair value and these tools are tested for consistency on a monthly basis. Market rates are used for all pricing operations. These include exchange rates, deposit rates and other discount rates matching the nature of each underlying risk.

As a general rule, Tenaris recognizes the full amount related to the change in fair value of derivative financial instruments in
Financial Results
in the Consolidated Income Statement.

Tenaris designates certain derivatives as hedges of particular risks associated with recognized assets or liabilities or highly probable forecast transactions. These transactions (mainly currency forward contracts on highly probable forecast transactions) are classified as cash flow hedges. The effective portion of the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity. Amounts accumulated in equity are then recognized in the income statement in the same period as the offsetting losses and gains on the hedged item. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. The fair value of Tenaris’s derivative financial instruments (assets or liabilities) continues to be reflected in the statement of financial position. The full fair value of a hedging derivative is classified as a current or non-current asset or liability according to its expiry date.

For transactions designated and qualifying for hedge accounting, Tenaris documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. Tenaris also documents its assessment on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the fair value or cash flow of hedged items. At
December 31, 2017
and
2016,
the effective portion of designated cash flow hedges which is included in “
Other Reserves”
in equity amounts to
$0.2
million debit and
$4.7
million credit respectively (see Note
24
Derivative financial instruments
).

The fair values of various derivative instruments used for hedging purposes are disclosed in Note
24.
Movements in the hedging reserve included within “
Other Reserves”
in equity are also shown in Note
24.